Redeemable Convertible Preferred Stock - Additional Information (Detail) $ / shares in Units, $ in Thousands		12 Months Ended
	Oct. 15, 2021	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares
Temporary Equity [Line Items]
Proceeds from Issuance of Redeemable Convertible Preferred Stock | $		$ 15,000
Merger Agreement [Member]
Temporary Equity [Line Items]
Exchange ratio	0.34456
Series C Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary Equity Issue Price Per Share | $ / shares			$ 11.0124
Series C Redeemable Convertible Preferred Stock [Member] | Prior To Merger [Member]
Temporary Equity [Line Items]
Temporary Equity Stock Shares Issued During The Period Shares New Issues | shares		1,362,099
Temporary Equity Issue Price Per Share | $ / shares		$ 11.0
Proceeds from Issuance of Redeemable Convertible Preferred Stock | $		$ 15,000